Revenue	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Revenue
26.	REVENUE

The revenue of The Company is as follows:

	2017	2016	2015
Revenue from supply of energy (a)	23,701	23,430	22,526
Revenue from use of the electricity distribution systems (TUSD) (b)	1,611	1,705	1,465
CVA, and Other financial components in tariff increases (c)	988	(1,455)	1,704
Transmission revenue
Transmission concession revenue (d)	371	312	261
Transmission construction revenue (e)	25	54	146
Transmission indemnity revenue (g)	373	751	101
Generation Indemnity Revenue (h)	271	—	—
Distribution construction revenue (e)	1,094	1,139	1,106
Adjustment to expectation of cash flow from indemnifiable Financial asset of distribution concession (j)	9	8	576
Revenue from financial updating of the Concession Grant Fee (f)*	317	300	—
Energy transactions on the CCEE (i)	860	161	2,425
Supply of gas	1,759	1,444	1,667
Other operating revenues (k)	1,484	1,421	1,440
Deductions on revenue (l)	(11,151)	(10,497)	(11,549)

Net operating revenue	21,712	18,773	21,868

(*)	In 2016, the amounts are presented net of monetary updating of the remaining portion at that time payable for the Concession Grant Fee, which was settled in July 2016.

a)	Revenue from energy supply

This table shows energy supply by type of customer:

	GWh (1)			R$
	2017	2016	2015	2017	2016	2015
Residential	10,008	9,916	9,830	7,842	7,819	7,297
Industrial	17,761	19,494	22,969	4,907	5,396	5,781
Commercial, Services and Others	7,507	6,573	6,434	4,342	4,359	3,956
Rural	3,651	3,575	3,380	1,629	1,463	1,407
Public authorities	866	886	892	532	545	548
Public lighting	1,367	1,350	1,326	537	528	533
Public services	1,301	1,252	1,204	589	547	540

Subtotal	42,461	43,046	46,035	20,378	20,657	20,062

Own consumption	37	37	38	—	—	—
Unbilled revenue	—	—	—	61	(199)	257

	42,498	43,083	46,073	20,439	20,458	20,319

Wholesale supply to other concession holders (2)	12,777	12,509	10,831	1,727	2,713	2,358
Wholesale supply unbilled, net	—	—	—	1,535	259	(151)

Total	55,275	55,592	56,904	23,701	23,430	22,526

(1)	Data not audited by external auditors.
(2)	Includes a CCEAR (Regulated Market Sales Contract), ‘bilateral contracts’ with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

b)	Revenue from Use of the Distribution System (the TUSD charge)

A significant part of the large industrial customers in the concession areas of Cemig D are now ‘Free Customers’ – energy is sold to them by the Cemig group’s generation and transmission company, Cemig GT, and also by other generators. Thus, the charges for use of the distribution network (‘TUSD’) of these Free customers are charged separately from the posting under this line.

c)	The CVA Account, and Other financial components

The results from variations in (i) the CVA Account (Portion A Costs Variation Compensation Account), and in (ii) Other financial components in calculation of tariffs, refer to the positive and negative differences between the estimate of non-manageable costs of the subsidiary Cemig D and the payments actually made. The amounts recognized arise from balances recorded in the current period, homologated or to be homologated in tariff adjustment processes. For more information please see Note 15.

d)	Transmission concession revenue

Transmission revenue comprises the amount received from agents of the electricity sector for operation and maintenance of transmission lines of the national grid, in the form of the Permitted Annual Revenue (Receita Anual Permitida, or RAP), plus an adjustment for expectation of cash flow arising from the variation in the fair value of the Remuneration Assets Base.

e)	Construction revenue

Entities that are within the scope of IFRIC should record a construction or improvement of the infrastructure of the concession in accordance with IAS 11 – Construction Contracts. The costs of infrastructure construction carried out by the Company are measured reliably; the revenues and expenses corresponding to these construction services are recognized as and when they are incurred, up to the reporting date. Any expected loss on construction contracts is recognized immediately as an expense. Considering that the regulatory model currently in effect does not provide for specific remuneration for construction or improvement of the infrastructure of the concession; that constructions and improvements are substantially executed through specialized services of outsourced parties; and that all construction revenues is related to the construction of the infrastructure of the energy distribution services, the Company’s management believed that revenues related to construction services are imaterial.

f)	Gain on financial updating of the Concession Grant Fee

Represents the inflation adjustment using the IPCA inlfation index, plus interest, on the Concession Grant Fee for the concession awarded as Lot D of Auction 12/2015. See Note 15.

g)	Transmission indemnity revenue

In 2017 Cemig GT recognized revenue in the total amount of R$ 373, of which R$ 224 corresponded to updating, by the IPCA index, of the balance of indemnity receivable existing in December 2016, and R$ 149 for the adjustment of the BRR of the transmission assets, due to the approval by ANEEL in 2017 of amounts to be paid relating to the conducting cables not being part of the calculation of transmission revenue. See Note 13.

h)	Generation indemnity revenue

In 2017 Cemig GT recognized revenue of R$ 271 , for the adjustment to the balance of non-amortized indemnities for the concessions of the São Simão and Miranda Hydroelectric Plants, as per Ministerial Order 291/17, also taking into account the updating of the amounts. See Notes 4 and 15.

i)	Revenue from energy transactions in the CCEE (Wholesale Trading Chamber)

The revenue from transactions made through the Wholesale Electricity Exchange (Câmara de Comercialização de Energia Elétrica, or CCEE) is the monthly positive net balance of settlements of transactions for purchase and sale of energy in the Spot Market, through the CCEE.

j)	Adjustment to expected cash flow from Financial assets on residual value of infrastructure asses of distribution concessions

Monetary adjustment of the Regulatory Remuneration Asset Base resulting in the recognition of income from the adjustments on the expectation of cash flow from the Financial asset on the residual value of the infrastructure assets of distribution concessions.

k)	Other operating revenues

	2017	2016	2015
Charged service	10	6	14
Telecoms services	149	137	134
Services rendered	156	167	131
Subsidies (*)	1,034	1,001	996
Rental and leasing	121	105	93
Other	14	5	72

	1,484	1,421	1,440

(*)	Revenue recognized for the tariff subsidies applied to users of distribution services, reimbursed by Eletrobras.

l)	Taxes and charges reported as deductions on revenue

	2017	2016	2015
Taxes on revenue
ICMS (1) (2)	5,847	5,211	4,487
Cofins	2,237	2,041	2,263
PIS and Pasep	455	443	491
Others	8	7	6

	8,547	7,702	7,247
Charges to the customer
Global Reversion Reserve (RGR)	17	(18)	36
Energy Efficiency Program	56	58	45
Energy Development Account (CDE)	1,822	2,074	2,870
Research and Development (R&D)	38	48	47
National Scientific and Technological Development Fund (FNDCT)	38	48	47
Energy System Expansion Research (EPE of MME)	19	24	24
Customer charges – Proinfa alternative sources program	39	43	27
Energy Services Inspection Charge	29	35	37
Royalties for use of water resources	92	123	102
Customer charges – the ‘Flag Tariff’ system	454	360	1,067

	2,604	2,795	4,302

	11,151	10,497	11,549

(1)	Includes the effects of acceptance of the Tax Anmesty Program (PRCT), in the amount of R$ 532. More details in Note 20.
(2)	As from January 1, 2016, the rate for customers in the Commercial, services and other activities category was changed from 18% to 25% (Decree nº 46.924, of December 29, 2015).